Derivative financial instruments - Hedge accounting (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	R$ 3,832,167	R$ 133,789
Hedge object	3,879,275	132,981
Future DI [Member]
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	2,924,261	0
IPCA [Member]
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	594,634	0
Future dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	225,342	0
Swap
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	87,930	133,789
Loans of derivative financial instruments. [Member]
Disclosure of detailed information about financial instruments [line items]
Hedge object	2,917,451	0
Investment abroad [Member]
Disclosure of detailed information about financial instruments [line items]
Hedge object	279,700	0
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Hedge object	R$ 682,124	R$ 132,981